Fees Summary	Aug. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 39,581,435.30
Previously Paid Amount	0.00
Total Fee Amount	5,466.20
Total Offset Amount	0.00
Net Fee	$ 5,466.20
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A